Employee benefits (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Schedule Of Employee Benefits
The total employee benefits costs for the Group (including key management personnel) during the periods presented were as follows:

	For the year ended December 31,
	2024	2023	2022
Wages, salaries, and other short-term benefits	116,804	157,011	127,242
Social security and other social benefits	49,828	44,255	30,216
Post-employment benefits	26,948	29,523	26,294
Share-based compensation	9,841	4,867	4,958
Termination benefits	5,727	—	—
Total employee benefits	$209,148	$235,656	$188,710
The following table discloses total costs related to employee benefits for the Group’s Executive Management Team (“EMT”) and managing directors at the Group’s sales units:

	For the year ended December 31,
	2024	2023	2022
Termination benefits	5,727	—	—
Short-term employee benefits	5,711	6,205	8,486
Share-based compensation	1,430	1,829	1,294
Post-employment benefits	656	907	996
Other long-term benefits	—	—	228
Total benefits to key management personnel only	$13,524	$8,941	$11,004